BNY Mellon Floating Rate Income Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Collateralized Loan Obligations — 1.7%
Collateralized Loan Obligations Debt — 1.7%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(c)	8.34	4/20/2032	EUR	1,450,000	1,699,192
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(c)	8.92	1/15/2038		1,400,000	1,409,887
Elmwood IV Ltd. CLO, Ser. 2020-1A, Cl. ER, (3 Month TSFR +6.15%)(b),(c)	9.83	4/18/2037		2,100,000	2,087,820
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(c)	8.24	1/17/2032	EUR	1,000,000	1,133,660
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(c)	9.68	1/20/2037		2,840,000	2,790,661
Total Collateralized Loan Obligations (cost $9,190,713)					9,121,220
Convertible Corporate Bonds and Notes — .3%
Diversified Financials — .1%
Cleanspark, Inc., Sr. Unscd. Notes(b),(d)	0.00	2/15/2032		580,000	689,986
Media — .2%
EchoStar Corp., Sr. Scd. Bonds(e)	3.88	11/30/2030		250,000	981,875
Total Convertible Corporate Bonds and Notes (cost $1,383,662)					1,671,861
Corporate Bonds and Notes — 5.2%
Chemicals — .0%
Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, Sr. Scd. Bonds(b)	7.13	6/15/2033		217,000	218,871
Consumer Discretionary — .5%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Scd. Notes(b)	11.88	4/15/2031		1,000,000	1,087,113
Resideo Funding, Inc., Gtd. Notes(b)	4.00	9/1/2029		1,500,000	1,426,472
					2,513,585
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b),(f)	12.88	10/1/2028		1,000,000	525,849
Industrial — .3%
GrafTech Finance, Inc., Scd. Notes(b)	4.63	12/23/2029		1,801,000	1,253,925
GrafTech Global Enterprises, Inc., Scd. Notes(b)	9.88	12/23/2029		196,000	157,216
					1,411,141
Insurance — .2%
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b)	8.13	2/15/2032		1,000,000	925,758
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	4.40	12/1/2061		200,000	128,173
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.50	4/1/2063		300,000	230,308
DISH DBS Corp., Gtd. Notes	5.13	6/1/2029		1,500,000	1,358,859
Univision Communications, Inc., Sr. Scd. Notes(b)	8.88	4/15/2033		1,200,000	1,196,635
					2,913,975
Metals & Mining — .3%
Samarco Mineracao SA, Sr. Unscd. Notes(b),(e)	9.50	6/30/2031		1,749,225	1,767,267
Real Estate — 1.0%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(b),(f)	5.25	4/15/2030		1,500,000	1,441,965
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.00	7/15/2030		1,000,000	993,207

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 5.2% (continued)
Real Estate — 1.0% (continued)
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.50	6/1/2031	2,000,000	1,998,922
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(b)	6.00	1/15/2030	1,000,000	972,455
				5,406,549
Retailing — .4%
PetSmart LLC/PetSmart Finance Corp., Gtd. Notes(b)	10.00	9/15/2033	1,000,000	1,010,132
Staples, Inc., Sr. Scd. Notes(b)	10.75	9/1/2029	1,000,000	952,211
				1,962,343
Telecommunication Services — 1.6%
APLD ComputeCo LLC, Sr. Scd. Notes(b)	9.25	12/15/2030	1,000,000	1,080,023
Level 3 Financing, Inc., Gtd. Notes(b)	7.50	2/15/2037	945,610	975,528
Level 3 Financing, Inc., Gtd. Notes(b)	8.50	1/15/2036	1,408,450	1,524,191
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039	500,000	480,195
Lumen Technologies, Inc., Sr. Unscd. Notes(b)	5.38	6/15/2029	1,000,000	978,774
Meridian Arc Holdco LLC, Sr. Scd. Notes(b)	6.25	4/30/2031	1,000,000	1,005,682
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(b)	6.50	2/15/2029	250,000	247,208
WULF Compute LLC, Sr. Scd. Notes(b)	7.75	10/15/2030	1,000,000	1,051,345
Zayo Group Holdings, Inc., Sr. Scd. Notes(b),(e)	13.75	9/9/2030	1,000,000	995,060
				8,338,006
Transportation — .2%
PODS LLC, Sr. Scd. Notes(b)	8.75	5/15/2031	1,000,000	972,995
Utilities — .1%
VoltaGrid LLC, Scd. Notes(b)	7.38	11/1/2030	750,000	781,343
Total Corporate Bonds and Notes (cost $28,067,472)				27,737,682

	Shares
Equity Securities - Common Stocks — .1%
Telecommunication Services — .1%
Altice LuxCo 3 (cost $418,571)	25,570	516,343
Exchange-Traded Funds — .6%
Registered Investment Companies — .6%
iShares iBoxx USD High Yield Corporate Bond ETF(f)	18,473	1,483,566
State Street SPDR Bloomberg High Yield Bond ETF(f)	15,322	1,482,710
Total Exchange-Traded Funds (cost $2,992,840)		2,966,276

	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)
Floating Rate Loan Interests — 88.7%
Advertising — .8%
Neptune Bidco US, Inc., 2026 Dollar Term Loan B, (3 Month TSFR +5.10%)(c)	8.77	2/3/2033	4,155,120	4,115,833
Aerospace & Defense — 1.2%
Goat Holdco LLC, Term Loan B, (1 Month TSFR +2.50%)(c)	6.12	1/27/2032	1,068,000	1,070,505
Kaman Corp., Initial Term Loan, (3 Month TSFR +2.25%)(c)	5.95	2/26/2032	1,189,510	1,193,293
Mahseer Holdings LLC, Term Loan B, (3 Month TSFR +3.25%)(c)	6.92	3/16/2033	1,613,670	1,627,289
TransDigm, Inc., Tranche Term Loan J, (1 Month TSFR +2.50%)(c)	6.12	2/28/2031	1,933,241	1,940,394
TransDigm, Inc., Tranche Term Loan N, (1 Month TSFR +2.50%)(c)	6.12	2/10/2033	500,000	501,760
				6,333,241

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.7% (continued)
Agriculture — .4%
Golden State Foods LLC, 2026 Syndicated Refinanced Term Loan, (3 Month TSFR +3.50%)(c)	7.20	12/4/2031		2,125,255	2,137,146
Airlines — .9%
AAdvantage Loyalty IP Ltd., 2025 Incremental Term Loan, (3 Month TSFR +2.75%)(c)	6.43	5/28/2032		2,970,000	2,974,841
JetBlue Airways Corp., Initial Term Loan, (3 Month TSFR +4.75%)(c)	8.44	8/27/2029		1,792,074	1,580,386
					4,555,227
Automobiles & Components — .9%
Clarios Global LP, 2032 Amendment No. 7 Euro Term Loan, (1 Month EURIBOR +2.75%)(c)	4.76	1/28/2032	EUR	2,000,000	2,344,732
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)(c)	9.16	9/21/2029		2,292,675	2,297,925
					4,642,657
Banks — .7%
Ascensus Holdings, Inc., Term Loan B, (1 Month TSFR +3.00%)(c)	6.62	11/26/2032		3,647,000	3,623,295
Beverage Products — .4%
Pegasus Bidco BV, 2025-1 Dollar Term Loan, (3 Month TSFR +2.75%)(c)	6.40	7/12/2029		2,000,000	2,009,800
Building Materials — 2.0%
Emrld Borrower LP, Second Amendment Incremental Term Loan, (3 Month TSFR +2.25%)(c)	5.95	8/4/2031		2,431,550	2,434,590
OEP Glass Purchaser LLC, Initial Term Loan, (3 Month TSFR +4.00%)(c)	7.70	3/2/2033		2,840,000	2,845,339
Quikrete Holdings, Inc., Tranche Term Loan B-3, (1 Month TSFR +2.25%)(c)	5.87	2/10/2032		2,475,000	2,478,762
Tamko Building Products, LLC, 2024 Specified Refinancing Term Loan, (1- 6 Month TSFR +2.75%)(c)	6.45	9/20/2030		2,872,872	2,886,345
					10,645,036
Chemicals — 3.6%
Bakelite US Holdco, Inc., Initial Term Loan, (3 Month TSFR +3.75%)(c)	7.45	12/23/2031		1,476,154	1,464,470
Bond US Bidco 1, Inc., Term Loan B, (1 Month TSFR +3.50%)(c)	3.50	5/7/2033		1,965,645	1,972,554
Envalior Finance GmbH, Facility USD Term Loan B-1, (3 Month TSFR +5.50%)(c)	9.81	4/3/2030		1,500,000	1,297,500
Hexion Holdings Corp., 2024 Refinancing Term Loan, (1 Month TSFR +4.00%)(c)	7.58	3/15/2029		696,845	677,159
Ineos US Finance LLC, 2028 Dollar Term Loan, (1 Month TSFR +1.50%)(c)	7.92	11/9/2028		705,943	702,731
Innophos Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.36%)(c)	7.98	3/30/2029		1,246,684	1,195,776
Nouryon Finance BV, 2024 Euro Term Loan, (1-3 Month EURIBOR +3.50%)(c)	5.47	4/3/2028	EUR	1,879,183	2,201,096
Nouryon Finance BV, 2024 November Dollar Term Loan B-1, (3 Month TSFR +3.25%)(c)	6.94	4/3/2028		1,016,185	1,018,410
Olympus Water US Holding Corp., Euro Term Loan B-5, (3 Month EURIBOR +3.75%)(c)	5.88	6/23/2031	EUR	2,000,000	2,355,032
Paint Intermediate III LLC, Term Loan B, (3 Month TSFR +3.00%)(c)	6.65	10/9/2031		1,492,462	1,496,895
SCIL USA Holdings LLC, Facility Term Loan B-2, (3 Month TSFR +4.00%)(c)	7.65	10/29/2032		2,182,035	2,167,033
USALCO LLC, 2025 Initial Term Loan, (1 Month TSFR +3.50%)(c)	7.12	9/30/2031		2,542,728	2,554,806
					19,103,462
Commercial & Professional Services — 7.3%
Albion Financing 3 Sarl, 2025-A Refinancing EUR Term Loan, (3 Month EURIBOR +3.00%)(c)	5.20	5/21/2031	EUR	2,000,000	2,355,125
American Auto Auction Group LLC, 2025 Refinancing Term Loan, (3 Month TSFR +4.50%)(c)	8.20	5/28/2032		3,277,911	3,281,418
Astro Acquisition LLC, 2026-1 New Term Loan, (3 Month TSFR +2.50%)(c)	6.10	8/30/2032		2,597,490	2,608,049
Avis Budget Car Rental LLC, Term Loan B, (1 Month TSFR +2.50%)(c)	6.12	7/16/2032		1,624,857	1,622,485
Berkeley Research Group LLC, Initial Term Loan, (3 Month TSFR +3.25%)(c)	6.95	5/3/2032		1,059,498	1,062,941
Catawba Nation Gaming Authority, Term Loan B, (3 Month TSFR +4.75%)(c)	8.41	3/29/2032		2,486,000	2,500,767

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.7% (continued)
Commercial & Professional Services — 7.3% (continued)
CHG Healthcare Services, Inc., Amendment No. 8 Refinancing Term Loan, (1-3 Month TSFR +3.00%)(c)	6.66	9/30/2031		2,893,485	2,901,152
Ensemble RCM LLC, Term Loan B, (3 Month TSFR +3.00%)(c)	6.66	2/9/2033		1,339,960	1,339,323
Fleet Midco I Ltd., Facility Term Loan B-2, (1 Month TSFR +2.75%)(c)	6.33	2/10/2031		1,990,000	2,004,925
ImageFirst Holdings LLC, Initial Term Loan, (3 Month TSFR +3.00%)(c)	6.67	3/12/2032		1,542,345	1,544,273
Jupiter Buyer, Inc., Initial Term Loan, (3 Month TSFR +4.00%)(c)	7.70	11/3/2031		1,642,391	1,652,451
Prometric Holdings, Inc., Term Loan B, (1 Month TSFR +3.75%)(c)	7.37	6/25/2032		2,268,899	2,274,004
Raven Acquisition Holdings LLC, Initial Term Loan, (1 Month TSFR +3.00%)(c)	6.62	11/20/2031		1,852,847	1,844,110
TEI Holdings, Inc., 2024 Term Loan, (3 Month TSFR +4.00%)(c)	7.70	4/9/2031		2,329,097	2,312,362
University Support Services LLC, Initial Term Loan, (1 Month TSFR +2.75%)(c)	6.37	2/12/2029		2,187,770	2,166,286
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.15%)(c)	8.85	1/22/2029		3,918,723	3,143,795
Veritiv Operating Co., Initial Term Loan, (3 Month TSFR +4.00%)(c)	7.70	11/29/2030		2,403,400	2,314,102
Xplor T1 LLC, Second Amendment Term Loan, (3 Month TSFR +3.50%)(c)	7.17	12/1/2032		2,058,341	1,986,299
					38,913,867
Consumer Discretionary — 5.2%
Allwyn Entertainment Financing US LLC, Term Loan B, (3 Month TSFR +2.50%)(c)	6.16	1/18/2033		2,834,000	2,822,664
Crown Finance US, Inc., Term Loan B, (1 Month TSFR +4.50%)(c)	8.15	12/2/2031		2,761,746	2,770,377
Discovery Global Holdings, Inc., Term Loan B, (1 Month TSFR +2.50%)(c)	2.50	6/30/2033		1,327,000	1,330,941
Entain Holdings Gibraltar Ltd., Facility Term Loan B-5, (3 Month TSFR +2.25%)(c)	5.95	7/30/2032		1,492,500	1,495,298
Entain PLC, Facility Euro Term Loan B-4, (3 Month EURIBOR +3.50%)(c)	5.64	6/30/2028	EUR	1,511,858	1,785,791
Fertitta Entertainment LLC, Initial Term Loan B, (1 Month TSFR +3.25%)(c)	6.90	1/29/2029		1,571,000	1,567,913
Fitness International LLC, Term Loan B, (1 Month TSFR +4.50%)(c)	8.12	2/12/2029		2,320,099	2,333,149
Jack Ohio Finance LLC, 2025 Term Loan, (1 Month TSFR +4.00%)(c)	7.62	1/30/2032		2,213,273	2,197,780
Pioneer Opco LLC, Term Loan B, (1 Month TSFR +3.25%)(c)	6.88	5/16/2033		2,238,000	2,256,184
Recess Holdings, Inc., Amendment No. 5 Term Loan, (3 Month TSFR +3.75%)(c)	7.42	2/20/2030		2,025,263	2,025,141
RelaDyne, Inc., Initial Term Loan B, (1 Month TSFR +3.50%)(c)	7.12	12/26/2028		1,496,231	1,477,424
S&S Holdings LLC, First Lien Initial Term Loan, (1 Month TSFR +5.10%)(c)	8.71	3/13/2028		1,657,823	1,626,051
S&S Holdings LLC, Second Lien Initial Term Loan, (1 Month TSFR +8.85%)(c)	12.46	3/12/2029		1,530,000	1,461,150
SGH2 LLC, Initial Dollar Term Loan, (3 Month TSFR +4.50%)(c)	8.20	8/18/2032		235,040	233,571
Windsor Holdings III LLC, 2025 Refinancing Term Loan B, (1 Month TSFR +2.75%)(c)	6.37	8/1/2030		2,479,557	2,477,697
					27,861,131
Consumer Durables & Apparel — .5%
Beach Acquisition Bidco LLC, First Amendment Tranche Term Loan B-2, (1 Month EURIBOR +3.00%)(c)	4.97	9/13/2032	EUR	2,000,000	2,341,560
Beach Acquisition Bidco LLC, Tranche Term Loan B-1, (3 Month TSFR +3.25%)(c)	6.95	9/13/2032		352,118	354,626
					2,696,186
Consumer Staples — .7%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.00%)(c)	6.70	1/20/2032		2,826,989	2,830,240
Prestige Brands, Inc., Term Loan B, (1 Month TSFR +2.00%)(c)	2.00	6/12/2033		800,000	803,500
					3,633,740
Diversified Financials — 6.2%
Blackhawk Network Holdings, Inc., Term Loan B-2, (1 Month TSFR +3.50%)(c)	7.12	3/12/2029		4,249,109	4,242,650
Edelman Financial Engines Center LLC (The), Term Loan B, (1 Month TSFR +4.00%)(c)	7.62	11/28/2031		985,901	988,987

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.7% (continued)
Diversified Financials — 6.2% (continued)
FNZ USA FinCo LLC, USD Initial Term Loan, (3 Month TSFR +5.00%)(c)	8.66	11/5/2031		2,713,590	2,189,772
Hudson River Trading LLC, Term Loan B-2, (1 Month TSFR +2.50%)(c)	6.10	3/18/2030		3,247,227	3,246,529
IMC Global Holdings LLC, Term Loan, (1 Month TSFR +3.00%)(c)	6.58	6/21/2032		3,085,683	3,113,176
Jane Street Group LLC, Extended Term Loan, (3 Month TSFR +2.00%)(c)	5.67	12/15/2031		1,496,053	1,489,552
Jump Financial LLC, Term Loan B-1, (3 Month TSFR +3.50%)(c)	7.20	2/26/2032		3,548,010	3,565,750
Jupiter Borrower, Inc., Term Loan B, (1 Month TSFR +2.75%)(c)	2.75	3/25/2033		1,649,000	1,657,591
Lereta LLC, Initial Term Loan, (1 Month TSFR +5.36%)(c)	8.98	8/7/2028		997,389	929,886
Nexus Buyer LLC, Amendment No. 10 Term Loan, (1 Month TSFR +4.00%)(c)	7.65	7/31/2031		959,180	947,190
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan, (1 Month TSFR +3.50%)(c)	7.12	7/31/2031		3,660,954	3,607,193
OID-OL Intermediate I LLC, Initial Second Out Term Loan, (3 Month TSFR +4.40%)(c)	8.06	2/1/2029		2,670,285	1,700,397
Pioneer Acquisitionco LLC, Amendment No. 1 Initial Term Loan, (3 Month TSFR +2.50%)(c)	6.15	10/27/2032		1,462,000	1,465,202
Pretzel Parent, Inc., Initial Term Loan, (1 Month TSFR +4.50%)(c)	8.12	10/1/2031		2,305,859	2,194,890
Vericast Corp., 2024 Extended Term Loan, (3 Month TSFR +7.75%)(c)	11.50	6/17/2030		1,717,572	1,713,278
					33,052,043
Electronic Components — .4%
Forgent Power LLC, Initial Term Loan, (3 Month TSFR +3.00%)(c)	6.64	12/20/2032		2,158,000	2,171,153
Energy — 3.4%
Birdsboro Power LLC, Term Advance B, (3 Month TSFR +3.25%)(c)	6.95	10/8/2032		1,472,885	1,480,249
Calcasieu Pass Funding LLC, Initial Term Loan, (6 Month TSFR +3.25%)(c)	6.95	4/11/2033		2,287,000	2,297,486
Crescent Midstream Intermediate Holdings LLC, Term Loan, (3 Month TSFR +3.75%)(c)	7.40	2/18/2033		1,500,000	1,513,598
Freeport LNG Investments LLP, Term Loan B, (3 Month TSFR +3.25%)(c)	6.93	1/31/2033		3,500,000	3,517,500
Liquid Tech Solutions Holdings LLC, Initial Term Loan, (1 Month TSFR +3.50%)(c)	7.14	10/12/2032		2,179,924	2,179,019
NGL Energy Operating LLC, Initial Term Loan, (1 Month TSFR +3.50%)(c)	7.13	3/11/2033		2,250,000	2,260,046
Traverse Midstream Partners LLC, Term Loan B, (1 Month TSFR +2.25%)(c)	2.25	4/21/2033		2,000,000	2,006,560
Traverse Midstream Partners LLC, Term Loan B, (3 Month TSFR +2.50%)(c)	6.16	2/16/2028		2,896,284	2,906,783
					18,161,241
Environmental Control — 1.6%
Arcwood Environmental, Inc., Initial Term Loan, (3 Month TSFR +3.00%)(c)	6.69	3/21/2033		2,059,000	2,071,869
Geosyntec Consultants, Inc., Initial Term Loan, (1 Month TSFR +3.00%)(c)	6.62	7/31/2031		2,459,139	2,469,135
Madison IAQ LLC, 2025 Repriced Incremental Term Loan, (3 Month TSFR +2.75%)(c)	6.38	5/6/2032		1,710,799	1,716,051
WIN Waste Innovations Holdings, Inc., Initial Term Loan, (1 Month TSFR +2.86%)(c)	6.48	3/27/2028		248,750	249,728
WIN Waste Innovations Holdings, Inc., New Term Loan B-2, (1 Month TSFR +3.36%)(c)	6.98	3/27/2028		2,039,613	2,049,811
					8,556,594
Food Products — 1.8%
Fiesta Purchaser, Inc., Second Refinancing Term Loan, (1 Month TSFR +2.75%)(c)	6.37	2/12/2031		2,339,692	2,300,935
Froneri Lux FinCo Sarl, Facility Term Loan B-3, (6 Month EURIBOR +2.75%)(c)	4.90	9/30/2031	EUR	3,000,000	3,505,761
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)(c)	8.70	10/2/2030		2,774,665	2,518,813
Monogram Food Solutions LLC, Initial Term Loan, (1 Month TSFR +3.61%)(c)	7.23	8/28/2028		1,288,416	1,290,026
					9,615,535
Health Care — 9.2%
1261229 BC Ltd., Initial Term Loan, (1 Month TSFR +6.25%)(c)	9.87	10/8/2030		3,698,371	3,579,191

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.7% (continued)
Health Care — 9.2% (continued)
ADMI Corp., Incremental Term Loan, (1 Month TSFR +3.49%)(c)	7.11	12/23/2027		1,936,212	1,774,364
Bella Holdings Co. LLC, Term Loan, (1 Month TSFR +3.00%)(c)	6.62	5/10/2028		858,826	862,403
Curium Bidco Sarl, 2025 Additional Term Loan, (3 Month TSFR +3.00%)(c)	6.70	8/7/2031		249,373	249,920
Curium Bidco Sarl, 2025 Facility Term Loan B, (3 Month EURIBOR +3.50%)(c)	5.63	8/7/2031	EUR	1,550,000	1,824,869
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)(c)	7.80	10/1/2027		4,771,959	4,697,993
Genmab A/S, Initial Term Loan B, (3 Month TSFR +3.00%)(c)	6.70	12/13/2032		2,964,368	2,974,921
Global Medical Response, Inc., Initial Term Loan, (1 Month TSFR +3.25%)(c)	6.85	10/1/2032		3,238,476	3,257,001
Heartland Dental LLC, 2025 Replacement Term Loan, (1 Month TSFR +3.50%)(c)	7.40	8/25/2032		1,195,000	1,196,153
Hopper Merger Sub, Inc., Euro Term Loan B, (3 Month EURIBOR +2.75%)(c)	4.83	4/7/2033	EUR	1,500,000	1,755,382
Hopper Merger Sub, Inc., Term Loan B, (3 Month TSFR +2.25%)(c)	5.92	4/7/2033		1,900,000	1,883,128
LifePoint Health, Inc., Term Loan B, (3 Month TSFR +3.75%)(c)	7.42	5/19/2031		2,182,864	2,168,075
Midwest Physician Administrative Services LLC, First Lien Term Loan, (3 Month TSFR +3.26%)(c)	6.96	3/13/2028		1,593,231	1,510,670
Pluto Acquisition I, Inc., Tranche Term Loan B, (3 Month TSFR +4.00%)(c)	7.65	9/20/2028		1,854,514	1,648,542
Radiology Partners, Inc., Term Loan B, (3 Month TSFR +4.50%)(c)	8.20	6/30/2032		2,119,350	2,117,580
Resonetics LLC, 2025 Specified Refinancing Term Loan, (3 Month TSFR +2.75%)(c)	6.42	6/18/2031		2,192,136	2,199,250
Sharp Services LLC, Tranche Term Loan E, (3 Month TSFR +3.00%)(c)	6.70	9/29/2032		3,709,406	3,727,193
Team Health Holdings, Inc., Term Loan, (3 Month TSFR +4.00%)(c)	7.66	6/30/2028		3,134,474	3,151,024
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month TSFR +4.11%)(c)	7.76	10/2/2028		2,793,068	2,803,221
WCG Intermediate Corp., 2026 First Lien Refinancing Term Loan, (1 Month TSFR +2.75%)(c)	2.75	2/25/2032		3,699,094	3,675,216
WS Audiology A/S, Facility Term Loan B-9, (3-6 Month TSFR +3.25%)(c)	6.92	2/28/2029		1,995,000	1,998,741
					49,054,837
Industrial — 6.8%
Arcline FM Holdings LLC, 2025-1 Term Loan, (3 Month TSFR +2.75%)(c)	6.45	6/24/2030		4,129,406	4,149,578
Columbus McKinnon Corp., Term Loan B, (3 Month TSFR +3.50%)(c)	7.20	2/3/2033		1,365,156	1,370,841
DXP Enterprises, Inc., 2025 Incremental Term Loan, (1 Month TSFR +3.25%)(c)	6.87	10/11/2030		3,342,630	3,375,221
Engineered Machinery Holdings, Inc., 2025 Euro Refinancing Term Loan, (3 Month EURIBOR +3.50%)(c)	5.63	11/26/2032	EUR	1,000,000	1,173,935
Engineered Machinery Holdings, Inc., 2025 USD Refinancing Term Loan, (3 Month TSFR +3.25%)(c)	6.95	11/26/2032		1,448,466	1,459,163
Indicor LLC, Euro Tranche Term Loan E, (3 Month EURIBOR +3.00%)(c)	5.13	11/22/2029	EUR	992,481	1,166,312
LSF12 Badger Bidco LLC, 2025 Term Loan B, (1 Month TSFR +5.50%)(c)	5.50	7/10/2030		1,026,869	1,032,003
Merlin Buyer, Inc., Initial Term Loan, (3 Month TSFR +4.00%)(c)	7.68	3/16/2033		1,593,000	1,606,198
Michael Baker International LLC, First Lien Term Loan B, (3 Month TSFR +4.00%)(c)	7.66	12/29/2028		1,750,000	1,754,104
Optimus Bidco SAS, Term Loan B, (3 Month EURIBOR +5.00%)(c)	7.13	1/2/2029	EUR	2,000,000	2,127,514
Socotec US Holding, Inc., USD Incremental Term Facility 3, (3 Month TSFR +2.75%)(c)	6.28	6/2/2031		1,636,470	1,648,236
STS Operating, Inc., First Refinancing Term Loan, (1 Month TSFR +4.10%)(c)	7.72	3/25/2031		4,395,556	4,392,259
Tecta America Corp., 2025 Incremental Term Loan, (1 Month TSFR +2.75%)(c)	6.37	2/18/2032		3,404,276	3,423,170
TK Elevator Midco Gmbh, Euro Term Loan B, (3 Month EURIBOR +3.00%)(c)	5.15	4/30/2030	EUR	3,500,000	4,116,958
Victory Buyer LLC, Initial Term Loan, (3 Month TSFR +3.00%)(c)	6.66	2/14/2033		3,213,000	3,240,311
					36,035,803
Information Technology — 8.4%
Ascend Learning LLC, Amendment No. 5 Term Loan, (1 Month TSFR +3.00%)(c)	6.62	12/11/2028		2,184,294	2,158,694

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.7% (continued)
Information Technology — 8.4% (continued)
AthenaHealth Group, Inc., Initial Term Loan, (1 Month TSFR +2.75%)(c)	6.37	2/15/2029		1,254,106	1,254,758
Avalara, Inc., Term Loan, (3 Month TSFR +2.75%)(c)	6.45	3/29/2032		1,478,495	1,438,147
BCPE Pequod Buyer, Inc., Initial Term Loan, (1 Month TSFR +2.75%)(c)	6.37	11/25/2031		2,493,750	2,479,947
ConnectWise LLC, Initial Term Loan, (3 Month TSFR +3.76%)(c)	7.46	9/29/2028		3,028,445	2,857,550
CoreWeave Financing V LLC, Additional Delayed Draw Term Loan, (1 Month TSFR +4.50%)(c),(g)	8.10	11/17/2031		738,735	755,194
Cotiviti, Inc., Amendment No. 2 Term Loan, (1 Month TSFR +2.75%)(c)	6.40	3/29/2032		2,478,756	2,327,713
Cotiviti, Inc., Initial Floating Rate Term Loan, (1 Month TSFR +2.75%)(c)	6.40	5/1/2031		1,369,396	1,287,807
Ellucian Holdings, Inc., Term Loan B-1, (1 Month TSFR +2.50%)(c)	6.15	10/9/2029		1,745,592	1,728,258
EP Purchaser LLC, 2023 Incremental Term Loan, (3 Month TSFR +4.61%)(c)	8.28	11/6/2028		1,946,797	1,351,077
EP Purchaser LLC, Closing Date Term Loan, (3 Month TSFR +3.61%)(c)	7.28	11/6/2028		421,744	292,690
Epicor Software Corp., Term Loan F, (1 Month TSFR +2.50%)(c)	6.12	5/30/2031		2,959,950	2,925,141
Flash Charm, Inc., 2024 Term Loan B-2, (2 Month TSFR +3.50%)(c)	7.16	3/2/2028		1,241,668	875,221
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, (1 Month TSFR +2.50%)(c)	6.12	1/30/2032		980,038	945,369
Genesys Cloud Services Holdings II LLC, 2025 Euro Term Loan, (3 Month EURIBOR +3.25%)(c)	5.40	1/30/2032	EUR	1,975,000	2,299,609
HS Purchaser LLC, Term Loan, (3 Month TSFR +6.10%)(c)	9.77	5/21/2029		3,381,069	2,585,318
Icon Parent, Inc., 2025 Term Loan, (3 Month TSFR +2.75%)(c)	6.44	11/13/2031		1,384,000	1,325,131
IGT Holding IV AB, Term Loan B-7, (3 Month TSFR +3.00%)(c)	6.70	9/2/2031		1,665,000	1,655,293
Kaseya, Inc., Term Loan, (3 Month TSFR +3.25%)(c)	6.91	3/22/2032		3,610,935	3,150,540
Mermaid Bidco, Inc., Euro Facility Term Loan B, (3 Month EURIBOR +3.75%)(c)	5.95	7/2/2031	EUR	1,500,000	1,741,219
Relativity Intermediate Holdco LLC, Term Loan, (1 Month TSFR +2.75%)(c)	6.37	1/31/2033		1,663,000	1,661,611
Renaissance Holding Corp., 2024-2 Term Loan, (3 Month TSFR +4.00%)(c)	7.66	4/8/2030		942,536	745,584
Rithum Holdings, Inc., Term Loan, (3 Month TSFR +4.75%)(c)	8.45	7/21/2031		1,221,220	1,161,692
UKG, Inc., Term Loan B, (3 Month TSFR +2.25%)(c)	5.91	2/10/2031		2,850,719	2,758,912
Zelis Payments Buyer, Inc., Amendment No. 5 Term Loan, (1 Month TSFR +3.25%)(c)	6.87	11/26/2031		3,156,441	3,118,801
					44,881,276
Insurance — 3.0%
Acrisure LLC, 2024 Repricing Term Loan B-6, (1 Month TSFR +3.00%)(c)	6.62	11/6/2030		1,889,519	1,798,586
Acrisure LLC, 2024 Term Loan B-7, (1 Month TSFR +3.25%)(c)	6.87	6/21/2032		3,171,236	3,014,672
Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan, (1 Month TSFR +2.50%)(c)	6.15	9/19/2031		2,465,000	2,459,096
HIG Finance 2 Ltd., 2025-3 Euro Refinancing Term Loan, (1 Month EURIBOR +3.25%)(c)	5.19	2/17/2031	EUR	1,000,000	1,150,729
Hyperion Refinance Sarl, 2025-3 Dollar Refinancing Term Loan, (1 Month TSFR +2.75%)(c)	6.37	4/18/2030		2,739,050	2,630,351
OneDigital Borrower LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(c)	6.62	7/2/2031		1,815,343	1,799,913
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (1 Month TSFR +2.50%)(c)	6.12	7/31/2031		3,089,852	3,090,903
					15,944,250
Internet Software & Services — 3.2%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month TSFR +3.35%)(c)	6.97	12/6/2027		2,409,054	2,406,211
Delivery Hero Finco LLC, 2026 Dollar Term Loan, (3 Month TSFR +5.00%)(c)	8.64	6/16/2032		827,000	834,493
Delivery Hero Finco LLC, Extended Dollar Term Loan, (3 Month TSFR +5.00%)(c)	8.64	12/12/2029		1,931,516	1,939,966
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)(c)	7.87	5/3/2028		1,615,276	1,567,957
Proofpoint, Inc., 2025 Incremental Term Loan B, (3 Month TSFR +3.00%)(c)	6.70	8/31/2028		3,957,529	3,870,463

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.7% (continued)
Internet Software & Services — 3.2% (continued)
StubHub Holdco Sub LLC, Extended Euro Term Loan B, (1 Month EURIBOR +5.00%)(c)	6.90	3/15/2030	EUR	1,000,000	1,168,692
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)(c)	8.37	3/15/2030		1,776,501	1,784,940
The Knot Worldwide, Inc., Amendment No. 5 Term Loan, (1 Month TSFR +3.75%)(c)	7.37	1/31/2028		4,068,717	3,329,757
					16,902,479
Materials — 2.4%
Berling Packaging LLC, Term Loan, (3 Month TSFR +3.25%)(c)	6.95	6/9/2031		3,332,184	3,317,256
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term Loan B, (1 Month TSFR +3.25%)(c)	6.87	4/1/2032		1,875,674	1,777,323
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 Month TSFR +3.18%)(c)	6.80	4/13/2029		72,770	71,105
Graham Packaging Co., Inc., Initial Term Loan, (1 Month TSFR +2.25%)(c)	5.87	1/26/2033		2,276,000	2,281,804
Pregis Topco LLC, Amendment No. 10 Refinancing Term Loan, (1 Month TSFR +3.75%)(c)	7.37	2/1/2029		2,955,264	2,974,001
ProAmpac PG Borrower LLC, Initial First Lien Dollar Term Loan, (3 Month TSFR +4.00%)(c)	7.66	3/7/2033		2,365,747	2,322,383
					12,743,872
Media — 2.8%
DirectV Financing LLC, 2025 Incremental Term Loan B, (3 Month TSFR +5.50%)(c)	9.16	2/18/2031		1,492,021	1,498,504
iHeartCommunications, Inc., Refinanced Term Loan B, (1 Month TSFR +5.78%)(c)	9.54	5/1/2029		2,388,000	2,280,540
Numericable US LLC, New USD Term Loan B-14, (3 Month TSFR +6.88%)(c)	10.55	5/15/2031		3,279,332	3,333,654
Sinclair Television Group, Inc., Term Loan B-6, (1 Month TSFR +3.41%)(c)	7.03	12/31/2029		2,408,371	2,191,629
Telenet Financing USD LLC, Facility AR Term Loan, (1 Month TSFR +2.11%)(c)	5.74	4/28/2028		2,250,000	2,237,906
The E.W. Scripps Co., New Tranche Term Loan B-2, (1 Month TSFR +5.86%)(c)	9.47	6/30/2028		969,017	971,440
The E.W. Scripps Co., Term Loan B-3, (1 Month TSFR +3.46%)(c)	7.07	11/30/2029		1,113,541	1,086,538
WideOpenWest Finance LLC, Super Senior Second Out Term Loan, (3 Month TSFR +3.00%)(c)	7.50	12/11/2028		1,587,000	1,456,731
					15,056,942
Real Estate — 1.5%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)(c)	7.23	6/2/2028		4,165,868	4,134,624
Emeria SASU, Facility Term Loan B, (3 Month EURIBOR +3.50%)(c)	5.64	3/27/2028	EUR	2,000,000	1,866,240
Hill Top Energy Center LLC, Term Loan B, (1 Month TSFR +3.25%)(c)	6.87	6/28/2032		2,178,330	2,191,945
					8,192,809
Retailing — 3.7%
Harbor Freight Tools USA Inc, Initial Term Loan, (1 Month TSFR +2.25%)(c)	5.87	6/11/2031		3,225,407	3,222,585
Lakeshore Learning Materials LLC, Initial Term Loan, (3 Month TSFR +3.76%)(c)	7.46	10/2/2028		1,805,124	1,553,399
LBM Acquisition LLC, Incremental Term Loan B, (1 Month TSFR +3.85%)(c)	7.43	6/6/2031		3,679,249	2,980,670
Park River Holdings, Inc., 2025 First Lien Term Loan B, (3 Month TSFR +4.50%)(c)	8.19	3/17/2031		1,341,638	1,339,249
Peer Holding III BV, Facility Term Loan B-9, (3 Month EURIBOR +2.75%)(c)	4.88	10/14/2032	EUR	1,000,000	1,170,517
Peer Holding III BV, Term Loan B-5, (3 Month TSFR +2.50%)(c)	6.20	7/1/2031		1,473,807	1,479,702
PetSmart LLC, Term Loan B, (1 Month TSFR +4.00%)(c)	7.58	8/18/2032		1,960,088	1,958,255
Restoration Hardware, Inc., Initial Term Loan, (1 Month TSFR +2.61%)(c)	6.23	10/20/2028		878,886	856,413
Staples, Inc., Closing Date Term Loan, (3 Month TSFR +5.75%)(c)	9.41	9/10/2029		1,826,840	1,706,442

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.7% (continued)
Retailing — 3.7% (continued)
White Cap Supply Holdings LLC, Tranche Term Loan C, (1 Month TSFR +3.25%)(c)	6.87	10/29/2029	2,555,090	2,542,915
White Cap Supply Holdings LLC, Tranche Term Loan D, (1 Month TSFR +3.50%)(c)	7.12	2/10/2033	591,000	586,606
				19,396,753
Semiconductors & Semiconductor Equipment — .4%
Gryphon Acquire NewCo LLC, Term Loan B, (3 Month TSFR +2.75%)(c)	6.42	9/13/2032	2,202,480	2,213,030
Technology Hardware & Equipment — 1.9%
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, (1 Month TSFR +3.75%)(c)	7.38	12/9/2031	3,430,505	3,384,777
N-Able International Holdings II LLC, 2025 Term Loan, (3 Month TSFR +2.75%)(c)	6.42	11/26/2032	1,466,325	1,453,495
Peraton Corp., First Lien Term Loan B, (3 Month TSFR +3.85%)(c)	7.51	2/1/2028	3,143,909	2,805,372
Ping Identity Corp., Initial Term Loan, (1 Month TSFR +2.75%)(c)	6.38	11/15/2032	2,665,000	2,636,378
				10,280,022
Telecommunication Services — 1.3%
Level 3 Financing, Inc., Term Loan B-5, (1 Month TSFR +2.75%)(c)	6.38	3/29/2032	3,647,000	3,668,663
Zayo Group Holdings, Inc., Dollar Term Loan, (1 Month TSFR +3.11%)(c),(e)	6.73	3/11/2030	3,032,414	3,034,400
				6,703,063
Transportation — 1.5%
Beacon Mobility Corp., 2026 Refinancing Term Loan, (3 Month TSFR +2.75%)(c)	6.45	8/6/2030	2,884,678	2,901,813
PODS LLC, Initial Term Loan, (1 Month TSFR +4.50%)(c)	8.13	5/6/2031	2,260,000	2,232,281
Stonepeak Nile Parent LLC, Amendment No. 1 Term Loan, (3 Month TSFR +2.25%)(c)	5.92	4/9/2032	2,710,873	2,713,692
				7,847,786
Utilities — 4.6%
Cogentrix Finance Holdco I LLC, Repricing Term Loan, (1 Month TSFR +2.25%)(c)	5.87	2/26/2032	2,167,693	2,174,088
Compass Power Generation LLC, Tranche Term Loan B-4, (1 Month TSFR +3.25%)(c)	6.87	4/16/2029	2,407,712	2,427,491
CPV Shore Holdings LLC, Term Advance B, (3 Month TSFR +3.25%)(c)	6.95	2/4/2032	2,329,785	2,345,324
CPV Three Rivers LLC, Term Loan, (3 Month TSFR +2.75%)(c)	6.42	4/18/2033	1,396,000	1,401,235
CPV Valley Holdings LLC, Term Advance B, (4 Month TSFR +2.75%)(c)	6.40	2/17/2033	1,451,000	1,460,076
Eastern Power LLC, Term Loan B, (1 Month TSFR +4.75%)(c)	8.37	4/3/2029	2,326,173	2,341,677
EFS Cogen Holdings I LLC, Advanced Refinancing Term Loan B, (3 Month TSFR +2.50%)(c)	6.15	10/3/2031	1,930,844	1,939,890
Hamilton Projects Acquiror LLC, Term Loan, (1 Month TSFR +2.50%)(c)	6.12	5/30/2031	2,502,564	2,519,594
Invenergy Thermal Operating I LLC, Term Loan B, (3 Month TSFR +2.75%)(c)	6.26	5/17/2032	3,296,011	3,315,919
Invenergy Thermal Operating I LLC, Term Loan C, (3 Month TSFR +2.75%)(c)	6.26	5/17/2032	214,372	215,667
Potomac Energy Center LLC, Term Loan, (3 Month TSFR +2.75%)(c)	6.41	8/5/2032	2,212,575	2,227,787
South Field Energy LLC, Term Loan B, (3 Month TSFR +3.00%)(c)	6.70	8/29/2031	1,734,298	1,744,409
South Field Energy LLC, Term Loan C, (3 Month TSFR +3.00%)(c)	6.70	8/29/2031	108,455	109,087
				24,222,244
Total Floating Rate Loan Interests (cost $475,077,734)				471,302,353

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 2.6%
Registered Investment Companies — 2.6%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $13,992,780)	3.68	13,992,780	13,992,780
Investment of Cash Collateral for Securities Loaned — .9%
Registered Investment Companies — .9%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $4,552,927)	3.68	4,552,927	4,552,927
Total Investments (cost $535,676,699)		100.1%	531,861,442
Liabilities, Less Cash and Receivables(i)		(.1%)	(575,147)
Net Assets		100.0%	531,286,295

CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $35,351,353 or 6.7% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Payment-in-kind security and interest may be paid in additional par.
(f)
Security, or portion thereof, on loan. At May 31, 2026, the value of the fund’s securities on loan was $4,445,675 and the value of the collateral was
$4,552,927, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(g)	Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(i)	Includes net unrealized appreciation/(depreciation) and/or market value of the unfunded floating rate loan interests which are excluded from the Schedule of Investments as shown in the table below:

Unfunded Loan Commitments
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Market Value ($)	Unrealized Appreciation (Depreciation)($)
Floating Rate Loan Interests — .0%
Aerospace & Defense — .0%
Kaman Corp., Delayed Draw Term Loan, (3 Month TSFR +2.25%)(a)	1.00	2/26/2032	138,056	138,495	861
Mahseer Holdings LLC, Delayed Draw Term Loan, (1 Month TSFR +3.25%)(a)	1.00	3/16/2033	258,187	260,366	2,179
				398,861	3,040
Commercial & Professional Services — .0%
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Commitment Loan, (3 Month TSFR +3.00%)(a)	3.25	11/20/2031	133,594	132,964	(44)

Unfunded Loan Commitments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Market Value ($)	Unrealized Appreciation (Depreciation)($)
Floating Rate Loan Interests — .0% (continued)
Energy — .0%
Liquid Tech Solutions Holdings LLC, Delayed Draw Term Loan, (1 Month TSFR +3.50%)(a)	3.50	10/12/2032	210,149	210,062	(220)
Information Technology — .0%
CoreWeave Financing V LLC, Additional Delayed Draw Term Loan, (1 Month TSFR +4.50%)(a)	8.10	11/17/2031	1,341,265	1,371,148	21,352
Transportation — .0%
Beacon Mobility Corp., 2026 Delayed Draw Term Loan, (1 Month TSFR +2.75%)(a)	2.75	8/6/2030	142,322	143,167	1,743
Total Floating Rate Loan Interests (cost $2,230,330)				2,256,202	25,871
Gross Unrealized Appreciation					26,135
Gross Unrealized Depreciation					(264)

TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc.
Euro	7,500,000	United States Dollar	8,741,500	6/26/2026	16,880
United States Dollar	59,833,567	Euro	51,380,000	6/26/2026	(167,175)
Gross Unrealized Appreciation					16,880
Gross Unrealized Depreciation					(167,175)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Floating Rate Income Fund
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	9,121,220	—	9,121,220
Convertible Corporate Bonds and Notes	—	1,671,861	—	1,671,861
Corporate Bonds and Notes	—	27,737,682	—	27,737,682
Equity Securities - Common Stocks	—	516,343	—	516,343
Exchange-Traded Funds	2,966,276	—	—	2,966,276
Floating Rate Loan Interests	—	471,302,353	—	471,302,353
Investment Companies	18,545,707	—	—	18,545,707
	21,511,983	510,349,459	—	531,861,442
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	16,880	—	16,880
Unfunded Floating Rate Loan Interests Commitments††	—	26,135	—	26,135
	—	43,015	—	43,015
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(167,175)	—	(167,175)
Unfunded Floating Rate Loan Interests Commitments††	—	(264)	—	(264)
	—	(167,439)	—	(167,439)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At May 31, 2026, the fund had unfunded commitments of $2,230,330 and had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2026 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at May 31, 2026 are set forth in the Schedule of Investments.
At May 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $3,939,681, consisting of $5,837,772 gross unrealized appreciation and $9,777,453 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.